Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	EMPLOYEES’ RETIREMENT BUILDER PLAN
Entity Tax Identification Number	56-1001967
EBP, Plan Number	001
Employee Benefit Plan, Asset Held for Investment, Total	$ 49,467,092
Investment, Identifier [Axis]: Common and Collective Trust Fund, Invesco Stable Value Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco Stable Value Trust Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	2,973,527
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,973,527
Investment, Identifier [Axis]: Culp, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Culp, Inc. Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	207,640
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 739,327
Investment, Identifier [Axis]: Money Market Fund, Fidelity Colchester Street Trust Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Colchester Street Trust Government Portfolio [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	32,578
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 32,578
Investment, Identifier [Axis]: Pooled Separate Accounts, T. Rowe Price Retirement 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2015 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	42,217
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 493,190
Investment, Identifier [Axis]: Pooled Separate Accounts, T. Rowe Price Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2020 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	132
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,550
Investment, Identifier [Axis]: Pooled Separate Accounts, T. Rowe Price Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2025 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	29,144
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 343,781
Investment, Identifier [Axis]: Pooled Separate Accounts, T. Rowe Price Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2030 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	88,865
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,062,583
Investment, Identifier [Axis]: Pooled Separate Accounts, T. Rowe Price Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2035 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	152,154
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,850,636
Investment, Identifier [Axis]: Pooled Separate Accounts, T. Rowe Price Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2040 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	47,495
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 585,249
Investment, Identifier [Axis]: Pooled Separate Accounts, T. Rowe Price Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2045 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	98,589
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,228,367
Investment, Identifier [Axis]: Pooled Separate Accounts, T. Rowe Price Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2050 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	40,793
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 509,941
Investment, Identifier [Axis]: Pooled Separate Accounts, T. Rowe Price Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2055 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	61,032
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 763,963
Investment, Identifier [Axis]: Pooled Separate Accounts, T. Rowe Price Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2060 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	41,929
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 524,842
Investment, Identifier [Axis]: Registered Investment Companies, American Century Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Century Mid Cap Value Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	115,244
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,697,550
Investment, Identifier [Axis]: Registered Investment Companies, DWS RREEF Real Estate Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	DWS RREEF Real Estate Securities Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	36,584
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 773,019
Investment, Identifier [Axis]: Registered Investment Companies, Franklin Dynatech Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Franklin Dynatech Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	32,014
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,963,476
Investment, Identifier [Axis]: Registered Investment Companies, JP Morgan Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Small Cap Growth Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	74,941
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,313,721
Investment, Identifier [Axis]: Registered Investment Companies, Lord Abbett Bond Debenture Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Lord Abbett Bond Debenture Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	74,574
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 542,156
Investment, Identifier [Axis]: Registered Investment Companies, MFS Aggressive Growth Allocation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Aggressive Growth Allocation Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	85,673
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,712,405
Investment, Identifier [Axis]: Registered Investment Companies, MFS Conservative Allocation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Conservative Allocation Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	51,251
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 858,963
Investment, Identifier [Axis]: Registered Investment Companies, MFS Core Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Core Equity Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	54,516
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,723,060
Investment, Identifier [Axis]: Registered Investment Companies, MFS Corporate Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Corporate Bond Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	53,314
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 669,095
Investment, Identifier [Axis]: Registered Investment Companies, MFS Growth Allocation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Growth Allocation Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	117,547
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,965,705
Investment, Identifier [Axis]: Registered Investment Companies, MFS International Diversification Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS International Diversification Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	68,243
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,870,543
Investment, Identifier [Axis]: Registered Investment Companies, MFS Moderate Allocation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Moderate Allocation Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	311,010
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,189,101
Investment, Identifier [Axis]: Registered Investment Companies, MFS Total Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Total Return Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	219,183
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,217,073
Investment, Identifier [Axis]: Registered Investment Companies, MFS Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Value Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	96,199
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,807,064
Investment, Identifier [Axis]: Registered Investment Companies, Pioneer Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Pioneer Bond Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	123,493
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,054,627